Loans and Leases - Information Regarding Troubled Debt Restructurings (Details) - Non-Covered Loans - USD ($) $ in Thousands		Mar. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Financing Receivable Modifications [Line Items]
Troubled debt restructurings		$ 32,198	$ 34,285		$ 40,499
Accruing
Financing Receivable Modifications [Line Items]
Troubled debt restructurings		14,894	14,967		1,254
Non-Accrual
Financing Receivable Modifications [Line Items]
Troubled debt restructurings		17,304	19,318		39,245
Multi-Family
Financing Receivable Modifications [Line Items]
Troubled debt restructurings		6,840			3,577
Multi-Family | Non-Accrual
Financing Receivable Modifications [Line Items]
Troubled debt restructurings		6,840			3,577
Commercial Real Estate
Financing Receivable Modifications [Line Items]
Troubled debt restructurings		14,894	14,967
Commercial Real Estate | Accruing
Financing Receivable Modifications [Line Items]
Troubled debt restructurings		14,894	14,967
One-to-Four Family
Financing Receivable Modifications [Line Items]
Troubled debt restructurings		330	557		584
One-to-Four Family | Non-Accrual
Financing Receivable Modifications [Line Items]
Troubled debt restructurings		330	557		584
Acquisition, Development, and Construction
Financing Receivable Modifications [Line Items]
Troubled debt restructurings					389
Acquisition, Development, and Construction | Accruing
Financing Receivable Modifications [Line Items]
Troubled debt restructurings					389
Commercial and Industrial
Financing Receivable Modifications [Line Items]
Troubled debt restructurings		10,134	18,761	[1]	35,949	[1]
Commercial and Industrial | Accruing
Financing Receivable Modifications [Line Items]
Troubled debt restructurings	[1]				865
Commercial and Industrial | Non-Accrual
Financing Receivable Modifications [Line Items]
Troubled debt restructurings		$ 10,134	$ 18,761	[1]	$ 35,084	[1]

[1]	Includes $17.5 million and $27.3 million of taxi medallion-related loans at December 31, 2020 and 2019, respectively.